Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Beginning balance		¥ 522,013
Provision		317,616
Write-offs		(191,644)
Reversal		(41,694)
Exchange differences on translating foreign operations		26,579
Ending balance		632,870		¥ 522,013
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	419,201
Provision		289,850	[1]	118,378	¥ 272,076
Write-offs	[1]	(160,757)
Reversal	[1]	(33,070)
Exchange differences on translating foreign operations	[1]	19,875
Ending balance	[1]	535,099		419,201
Other [member]
Disclosure of other provisions [line items]
Beginning balance		102,812
Provision		27,766
Write-offs		(30,887)
Reversal		(8,624)
Exchange differences on translating foreign operations		6,704
Ending balance		¥ 97,771		¥ 102,812

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs, including current sales trends, the expected number of units to be affected and the estimated average repair cost per unit for warranty claims. Provisions for product warranties are utilized for expenditures based on the demand from customers and dealers.